Other income and expenses - Financial costs, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses
Interest expenses from loans	€ (173)	€ (1,690)	€ (922)
Currency losses	(362)
Unwinding of the discount on lease liabilities	(865)	(339)	(153)
Interest income from loans and receivables	6	16	33
Financial costs, net	€ (1,394)	€ (2,013)	€ (1,042)